Reinsurance (Tables)	12 Months Ended
Dec. 31, 2020
Reinsurance Disclosures [Abstract]
Summary of Premium Earned and Ceded

December 31,	2020	2019
	(in thousands)
Premiums earned, gross	$666,297	$457,758
Premiums earned, ceded	(599)	(832)

Net premiums earned	$665,698	$456,926

Summary of Reinsurance Claims Incurred and Ceded

December 31,	2020	2019
	(in thousands)
Claims incurred, gross	$590,951	$452,261
Claims incurred, ceded	(483)	(1,616)

Net claims incurred and claims adjustment expense	$590,468	$450,645

Summary of Recoverable and Premium Payable
Reinsurance recoverable and reinsurance premium payable as of December 31, 2020 and 2019, respectively, were comprised of the following:

December 31,	2020	2019
	(in thousands)
Reinsurance recoverable on paid claims	$—	$481
Reinsurance recoverable on unpaid claims	—	—
Reinsurance premium payable	—	—

Reinsurance recoverable, net	$—	$481